Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	¥ 163,176	¥ 142,869
Trade and other receivables	968,333	832,040
Inventories	1,567,116	1,399,821
Other financial assets	16,915	19,178
Other current assets	143,669	139,066
Total current assets	2,859,211	2,532,977
Non-current assets
Property, plant and equipment	3,246,669	3,123,857
Goodwill	52,803	42,263
Intangible assets	106,131	97,131
Investments accounted for using the equity method	793,146	799,239
Other financial assets	812,668	1,007,627
Defined benefit assets	82,247	109,010
Deferred tax assets	88,357	34,944
Other non-current assets	8,292	9,082
Total non-current assets	5,190,316	5,223,157
Total assets	8,049,528	7,756,134
Current liabilities
Trade and other payables	1,611,403	1,580,597
Bonds, borrowings and lease liabilities	515,355	505,384
Other financial liabilities	1,017	674
Income taxes payable	38,719	45,350
Other current liabilities	34,042	28,189
Total current liabilities	2,200,538	2,160,194
Non-current liabilities
Bonds, borrowings and lease liabilities	1,853,876	1,652,371
Other financial liabilities	6,501	6,572
Defined benefit liabilities	186,755	173,619
Deferred tax liabilities	28,253	95,351
Other non-currentliabilities	166,235	143,127
Total non-currentliabilities	2,241,622	2,071,043
Total liabilities	4,442,160	4,231,238
Equity
Common stock	419,524	419,524
Capital surplus	393,917	386,867
Retained earnings	2,300,175	2,141,658
Treasury stock	(58,831)	(132,162)
Other components of equity	176,000	321,101
Total equity attributable to owners of the parent	3,230,788	3,136,991
Non-controllinginterests	376,579	387,905
Total equity	3,607,367	3,524,896
Total liabilities and equity	¥ 8,049,528	¥ 7,756,134